Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
INCOME (LOSS)
Interest income	$ 6,959	$ 19,402	$ 23,713	$ 277,752
Gain (loss) on marketable equity securities	(3,794)	3,613	39,613	5,783
Gain (loss) on sale of equipment (Note 6)	40,282	(30,476)	118,559	(30,476)
Foreign currency gain (loss)	(30,884)	4,793	(14,498)	(15,912)
Total Other Income	12,563	(2,668)	167,387	237,147
EXPENSES
Corporate general and administrative (Note 3)	1,099,662	1,580,530	3,372,621	3,864,897
Contingent value rights (Note 3)		7,380		46,202
Siembra Minera Project costs (Note 7)	370,350	487,380	962,755	1,215,266
Exploration costs	60,907	55,600	100,376	58,808
Legal and accounting	433,811	141,282	986,859	498,785
Arbitration and settlement (Note 3)	16,816	173,276	130,725	1,081,555
Equipment holding costs	75,060	114,851	277,444	349,355
Total Expense	2,056,606	2,560,299	5,830,780	7,114,868
Net loss before income tax benefit	(2,044,043)	(2,562,967)	(5,663,393)	(6,877,721)
Income tax benefit (Note 10)		134,994		845,184
Net loss and comprehensive loss for the period	$ (2,044,043)	$ (2,427,973)	$ (5,663,393)	$ (6,032,537)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.06)
Weighted average common shares outstanding, basic and diluted	99,547,710	99,395,048	99,459,356	99,395,048